Distribution Date:	08/17/26	Morgan Stanley Capital I Trust 2017-H1
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-H1

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark		ahundertmark@argenticservices.com
			740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Trust Advisor	BellOak, LLC
Principal Prepayment Detail	17
			Attention: Reporting		Reporting@belloakadvisors.com
Historical Detail	18		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Delinquency Loan Detail	19	Asset Representations	BellOak, LLC
Collateral Stratification and Historical Detail	20	Reviewer
			Attention: Reporting		Reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 1	21
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Specially Serviced Loan Detail - Part 2	22
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	23		Bank, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691JAQ7	1.954000%	34,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691JAR5	3.089000%	88,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691JAS3	3.304000%	50,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61691JAT1	3.153000%	41,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61691JAU8	3.259000%	245,000,000.00	210,836,984.59	899,500.23	572,598.11	0.00	0.00	1,472,098.34	209,937,484.36	38.50%	30.00%
A-5	61691JAV6	3.530000%	303,306,000.00	303,306,000.00	0.00	892,225.15	0.00	0.00	892,225.15	303,306,000.00	38.50%	30.00%
A-S	61691JAY0	3.773000%	69,479,000.00	69,479,000.00	0.00	218,453.56	0.00	0.00	218,453.56	69,479,000.00	30.17%	23.63%
B	61691JAZ7	4.075000%	54,493,000.00	54,493,000.00	0.00	185,049.15	0.00	0.00	185,049.15	54,493,000.00	23.64%	18.63%
C	61691JBA1	4.281000%	51,769,000.00	51,769,000.00	0.00	184,685.91	0.00	0.00	184,685.91	51,769,000.00	17.44%	13.88%
D	61691JAC8	2.546000%	38,123,000.00	38,123,000.00	0.00	80,884.30	0.00	0.00	80,884.30	38,123,000.00	12.87%	10.38%
E-RR	61691JAF1	4.804770%	23,182,000.00	23,182,000.00	0.00	92,820.14	0.00	0.00	92,820.14	23,182,000.00	10.09%	8.25%
F-RR	61691JAH7	4.804770%	24,522,000.00	24,522,000.00	0.00	68,311.53	0.00	0.00	68,311.53	24,522,000.00	7.16%	6.00%
G-RR	61691JAK0	4.804770%	20,435,000.00	20,435,000.00	0.00	0.00	0.00	0.00	0.00	20,435,000.00	4.71%	4.13%
H-RR	61691JBC7	4.804770%	17,710,000.00	17,710,000.00	0.00	0.00	0.00	0.00	0.00	17,710,000.00	2.59%	2.50%
J-RR	61691JBE3	4.804770%	27,247,186.00	21,575,137.33	0.00	0.00	0.00	0.00	0.00	21,575,137.33	0.00%	0.00%
V	61691JAM6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691JAN4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,089,866,186.01	835,431,121.92	899,500.23	2,295,027.85	0.00	0.00	3,194,528.08	834,531,621.69

X-A	61691JAW4	1.385900%	762,906,000.00	514,142,984.59	0.00	593,792.25	0.00	0.00	593,792.25	513,243,484.36
X-B	61691JAX2	0.788482%	175,741,000.00	175,741,000.00	0.00	115,473.91	0.00	0.00	115,473.91	175,741,000.00
X-D	61691JAA2	2.258770%	38,123,000.00	38,123,000.00	0.00	71,759.23	0.00	0.00	71,759.23	38,123,000.00
Notional SubTotal			976,770,000.00	728,006,984.59	0.00	781,025.39	0.00	0.00	781,025.39	727,107,484.36

Deal Distribution Total					899,500.23	3,076,053.24	0.00	0.00	3,975,553.47

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691JAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691JAR5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691JAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61691JAT1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61691JAU8	860.55912078	3.67142951	2.33713514	0.00000000	0.00000000	0.00000000	0.00000000	6.00856465	856.88769127
A-5	61691JAV6	1,000.00000000	0.00000000	2.94166667	0.00000000	0.00000000	0.00000000	0.00000000	2.94166667	1,000.00000000
A-S	61691JAY0	1,000.00000000	0.00000000	3.14416673	0.00000000	0.00000000	0.00000000	0.00000000	3.14416673	1,000.00000000
B	61691JAZ7	1,000.00000000	0.00000000	3.39583341	0.00000000	0.00000000	0.00000000	0.00000000	3.39583341	1,000.00000000
C	61691JBA1	1,000.00000000	0.00000000	3.56750005	0.00000000	0.00000000	0.00000000	0.00000000	3.56750005	1,000.00000000
D	61691JAC8	1,000.00000000	0.00000000	2.12166671	0.00000000	0.00000000	0.00000000	0.00000000	2.12166671	1,000.00000000
E-RR	61691JAF1	1,000.00000000	0.00000000	4.00397464	0.00000000	0.00000000	0.00000000	0.00000000	4.00397464	1,000.00000000
F-RR	61691JAH7	1,000.00000000	0.00000000	2.78572425	1.21825055	3.93107618	0.00000000	0.00000000	2.78572425	1,000.00000000
G-RR	61691JAK0	1,000.00000000	0.00000000	0.00000000	4.00397455	37.30566430	0.00000000	0.00000000	0.00000000	1,000.00000000
H-RR	61691JBC7	1,000.00000000	0.00000000	0.00000000	4.00397459	44.24007510	0.00000000	0.00000000	0.00000000	1,000.00000000
J-RR	61691JBE3	791.82992805	0.00000000	0.00000000	3.17046685	104.48345528	0.00000000	0.00000000	0.00000000	791.82992805
V	61691JAM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691JAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691JAW4	673.92704290	0.00000000	0.77832951	0.00000000	0.00000000	0.00000000	0.00000000	0.77832951	672.74799826
X-B	61691JAX2	1,000.00000000	0.00000000	0.65706870	0.00000000	0.00000000	0.00000000	0.00000000	0.65706870	1,000.00000000
X-D	61691JAA2	1,000.00000000	0.00000000	1.88230806	0.00000000	0.00000000	0.00000000	0.00000000	1.88230806	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	572,598.11	0.00	572,598.11	0.00	0.00	0.00	572,598.11	0.00
A-5	07/01/26 - 07/30/26	30	0.00	892,225.15	0.00	892,225.15	0.00	0.00	0.00	892,225.15	0.00
X-A	07/01/26 - 07/30/26	30	0.00	593,792.25	0.00	593,792.25	0.00	0.00	0.00	593,792.25	0.00
X-B	07/01/26 - 07/30/26	30	0.00	115,473.91	0.00	115,473.91	0.00	0.00	0.00	115,473.91	0.00
X-D	07/01/26 - 07/30/26	30	0.00	71,759.23	0.00	71,759.23	0.00	0.00	0.00	71,759.23	0.00
A-S	07/01/26 - 07/30/26	30	0.00	218,453.56	0.00	218,453.56	0.00	0.00	0.00	218,453.56	0.00
B	07/01/26 - 07/30/26	30	0.00	185,049.15	0.00	185,049.15	0.00	0.00	0.00	185,049.15	0.00
C	07/01/26 - 07/30/26	30	0.00	184,685.91	0.00	184,685.91	0.00	0.00	0.00	184,685.91	0.00
D	07/01/26 - 07/30/26	30	0.00	80,884.30	0.00	80,884.30	0.00	0.00	0.00	80,884.30	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	92,820.14	0.00	92,820.14	0.00	0.00	0.00	92,820.14	0.00
F-RR	07/01/26 - 07/30/26	30	66,258.61	98,185.47	0.00	98,185.47	29,873.94	0.00	0.00	68,311.53	96,397.85
G-RR	07/01/26 - 07/30/26	30	677,806.11	81,821.22	0.00	81,821.22	81,821.22	0.00	0.00	0.00	762,341.25
H-RR	07/01/26 - 07/30/26	30	709,739.56	70,910.39	0.00	70,910.39	70,910.39	0.00	0.00	0.00	783,491.73
J-RR	07/01/26 - 07/30/26	30	2,749,484.97	86,386.30	0.00	86,386.30	86,386.30	0.00	0.00	0.00	2,846,880.14
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			4,203,289.25	3,345,045.09	0.00	3,345,045.09	268,991.85	0.00	0.00	3,076,053.24	4,489,110.97

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,975,553.47
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,357,638.94	Master Servicing Fee	6,730.61
Interest Reductions due to Nonrecoverability Determination	(181,634.65)	Certificate Administrator Fee	4,460.27
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	359.70
ARD Interest	0.00	Operating Advisor Fee	585.91
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	143.88
Extension Interest	0.00	Pari Passu Loan Primary Servicing Fee	137.30
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,176,004.29	Total Fees	12,417.68

Principal		Expenses/Reimbursements
Scheduled Principal	899,500.23	Reimbursement for Interest on Advances	1,303.55
Unscheduled Principal Collections		ASER Amount	65,528.07
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,979.63
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,722.14
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	899,500.23	Total Expenses/Reimbursements	87,533.39

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,076,053.24
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	899,500.23
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,975,553.47
Total Funds Collected	4,075,504.52	Total Funds Distributed	4,075,504.54

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	835,431,121.92	835,431,121.92	Beginning Certificate Balance	835,431,121.92
(-) Scheduled Principal Collections	899,500.23	899,500.23	(-) Principal Distributions	899,500.23
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	834,531,621.69	834,531,621.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	836,986,204.38	836,986,204.38	Ending Certificate Balance	834,531,621.69
Ending Actual Collateral Balance	836,170,409.99	836,170,409.99

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	390,387.18	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	390,387.18	0.00	Net WAC Rate	4.80%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	156,395,778.30	18.74%	8	4.4668	NAP	Defeased	11	156,395,778.30	18.74%	8	4.4668	NAP
5,000,000 or less	5	20,823,475.03	2.50%	9	4.9672	1.904699	1.30 or less	13	202,458,676.32	24.26%	5	4.8748	0.893348
5,000,001 to 10,000,000	11	83,014,324.92	9.95%	8	4.8828	1.296250	1.31 to 1.40	1	16,452,152.50	1.97%	7	5.1600	1.380000
10,000,001 to 15,000,000	6	80,726,405.37	9.67%	8	4.9098	2.192821	1.41 to 1.50	4	49,368,319.44	5.92%	9	4.9088	1.459568
15,000,001 to 20,000,000	7	123,354,878.25	14.78%	6	4.8784	1.303048	1.51 to 1.60	3	70,774,443.86	8.48%	9	4.7582	1.570677
20,000,001 to 35,000,000	3	79,733,623.64	9.55%	6	4.8242	1.357065	1.61 to 1.80	1	40,917,664.79	4.90%	(27)	5.1550	1.720000
35,000,001 to 50,000,000	4	174,262,967.66	20.88%	0	4.6255	1.710746	1.81 to 2.00	6	100,722,872.27	12.07%	8	4.7604	1.904058
50,000,001 or greater	2	116,220,168.52	13.93%	10	4.2899	2.340625	2.01 to 2.25	5	92,599,978.70	11.10%	9	4.4014	2.108654
Totals	49	834,531,621.69	100.00%	6	4.6670	1.757916	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51 or greater	5	104,841,735.51	12.56%	9	4.2660	3.044253
							Totals	49	834,531,621.69	100.00%	6	4.6670	1.757916
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	22	156,395,778.30	18.74%	8	4.4668	NAP
							Defeased	22	156,395,778.30	18.74%	8	4.4668	NAP
Alaska	1	7,820,586.42	0.94%	7	5.7300	1.810000
							Industrial	3	39,414,226.62	4.72%	8	4.9385	1.856180
Arizona	1	19,193,183.11	2.30%	7	4.7300	1.110000
							Lodging	6	54,027,806.53	6.47%	7	5.4916	1.002789
California	3	43,003,430.38	5.15%	7	4.8316	1.293163
							Mixed Use	9	21,305,562.09	2.55%	8	4.8273	1.417174
Colorado	2	20,962,186.61	2.51%	(3)	4.8717	1.055494
							Multi-Family	2	22,695,060.03	2.72%	9	4.1418	3.432706
Delaware	9	7,241,555.00	0.87%	4	5.1100	1.230000
							Office	20	338,472,418.53	40.56%	3	4.6793	1.543031
Florida	1	9,543,805.65	1.14%	9	5.2260	2.840000
							Other	1	683,254.55	0.08%	4	5.1100	1.230000
Georgia	1	5,918,281.62	0.71%	7	5.7300	1.810000
							Retail	15	196,714,200.46	23.57%	9	4.5648	2.013557
Indiana	1	13,500,000.00	1.62%	8	4.0000	4.320000
							Self Storage	1	4,823,314.80	0.58%	9	4.7100	1.810000
Maryland	1	6,324,830.35	0.76%	9	5.2200	(1.120000)
							Totals	79	834,531,621.69	100.00%	6	4.6670	1.757916
Michigan	5	35,847,497.69	4.30%	8	5.0702	1.135525

Nevada	1	4,944,515.06	0.59%	9	4.8700	2.210000

New Jersey	2	59,607,559.04	7.14%	8	4.6339	1.810939

New York	10	192,159,143.78	23.03%	9	4.5769	1.587019

North Carolina	1	8,201,117.97	0.98%	9	4.7000	0.910000

Ohio	1	14,826,886.50	1.78%	7	5.1860	1.970000

Pennsylvania	3	67,039,920.19	8.03%	5	4.7599	1.455648

Tennessee	1	9,195,060.03	1.10%	10	4.3500	2.130000

Texas	5	82,439,684.47	9.88%	10	4.2788	2.670682

Virginia	1	29,448,934.95	3.53%	9	4.8600	1.470000

Washington	7	40,917,664.79	4.90%	(27)	5.1550	1.720000

Totals	79	834,531,621.69	100.00%	6	4.6670	1.757916

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	156,395,778.30	18.74%	8	4.4668	NAP	Defeased	11	156,395,778.30	18.74%	8	4.4668	NAP
	4.0000% or less	1	13,500,000.00	1.62%	8	4.0000	4.320000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	8	225,931,343.93	27.07%	9	4.3008	2.249544	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	15	255,151,185.02	30.57%	7	4.7325	1.357406	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	14	183,553,314.44	21.99%	(2)	5.2464	1.364567	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	834,531,621.69	100.00%	6	4.6670	1.757916	49 months or greater	38	678,135,843.39	81.26%	6	4.7132	1.715551
								Totals	49	834,531,621.69	100.00%	6	4.6670	1.757916
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	156,395,778.30	18.74%	8	4.4668	NAP	Defeased	11	156,395,778.30	18.74%	8	4.4668	NAP
	59 months or less	38	678,135,843.39	81.26%	6	4.7132	1.715551	Interest Only	11	291,074,236.22	34.88%	3	4.5363	2.048536
60 months to 98 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	27	387,061,607.17	46.38%	7	4.8462	1.465143
99 months to 108 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	109 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	49	834,531,621.69	100.00%	6	4.6670	1.757916
	Totals	49	834,531,621.69	100.00%	6	4.6670	1.757916
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	156,395,778.30	18.74%	8	4.4668	NAP			No outstanding loans in this group
Underwriter's Information		4	67,601,324.40	8.10%	(14)	5.2531	1.665289
	12 months or less	33	604,674,518.99	72.46%	8	4.6518	1.740607
	13 months to 24 months	1	5,860,000.00	0.70%	8	4.8160	(0.290000)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	834,531,621.69	100.00%	6	4.6670	1.757916
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30312462	RT	The Woodlands	TX	Actual/360	4.085%	228,646.53	0.00	0.00	N/A	06/01/27	--	65,000,000.00	65,000,000.00	08/01/26
2A1	30312466	OF	New York	NY	Actual/360	4.324%	152,349.50	70,977.27	0.00	05/06/27	05/06/32	--	40,916,280.14	40,845,302.87	08/06/26
2A3	30312468				Actual/360	4.324%	50,783.16	23,659.10	0.00	05/06/27	05/06/32	--	13,638,759.84	13,615,100.74	08/06/26
3	30312470	98	Various	Various	Actual/360	3.795%	179,735.42	0.00	0.00	04/06/27	04/06/28	--	55,000,000.00	55,000,000.00	08/06/26
4	30312475	OF	Uniondale	NY	Actual/360	4.550%	200,994.24	79,319.05	0.00	N/A	06/01/27	--	51,299,487.57	51,220,168.52	08/01/26
5	30312476	OF	New York	NY	Actual/360	4.666%	200,897.22	0.00	0.00	N/A	03/06/27	--	50,000,000.00	50,000,000.00	08/06/26
7	30312478	OF	Secaucus	NJ	Actual/360	4.358%	159,479.72	0.00	0.00	N/A	04/06/27	--	42,500,000.00	42,500,000.00	08/06/26
8	30312479	OF	Seattle	WA	Actual/360	5.155%	0.00	0.00	0.00	N/A	05/06/24	--	40,917,664.79	40,917,664.79	06/06/25
10	30312483	OF	Norfolk	VA	Actual/360	4.860%	123,506.27	62,718.82	0.00	N/A	05/06/27	--	29,511,653.77	29,448,934.95	08/06/26
13	30312486	OF	Bala Cynwyd	PA	Actual/360	5.080%	115,234.15	57,890.03	0.00	N/A	07/05/26	--	26,342,578.72	26,284,688.69	07/05/24
14	30312488	MF	Newark	DE	Actual/360	4.266%	108,092.74	0.00	0.00	N/A	05/06/27	--	29,425,000.00	29,425,000.00	08/06/26
15	30312489	RT	Avondale	AZ	Actual/360	4.730%	78,417.57	59,580.08	0.00	N/A	03/01/27	--	19,252,763.19	19,193,183.11	08/01/26
16	30312491	RT	Elverson	PA	Actual/360	4.500%	93,000.00	0.00	0.00	N/A	05/06/27	--	24,000,000.00	24,000,000.00	08/06/26
17	30312492	LO	Tinton Falls	NJ	Actual/360	5.320%	78,567.25	42,702.58	0.00	N/A	04/06/27	--	17,150,261.62	17,107,559.04	08/06/26
18	30312493	LO	Jamaica	NY	Actual/360	5.523%	84,287.09	34,252.87	0.00	N/A	05/06/27	--	17,722,574.71	17,688,321.84	08/06/26
19	30312495	RT	New York	NY	Actual/360	4.972%	84,558.53	0.00	0.00	N/A	03/06/27	--	19,750,000.00	19,750,000.00	08/06/26
20	30312496	RT	Grand Blanc	MI	Actual/360	5.160%	73,252.98	33,888.95	0.00	N/A	03/06/27	--	16,486,041.45	16,452,152.50	08/06/26
21	30312497	OF	Thousand Oaks	CA	Actual/360	4.450%	68,923.42	28,659.50	0.00	N/A	04/06/27	--	17,986,539.79	17,957,880.29	08/06/26
22	30312498	MU	New York	NY	Actual/360	4.750%	33,043.60	0.00	0.00	N/A	05/06/27	--	8,078,571.43	8,078,571.43	08/06/26
23	30312499	MU	New York	NY	Actual/360	4.750%	35,380.90	0.00	0.00	N/A	05/06/27	--	8,650,000.00	8,650,000.00	08/06/26
24	30312500	IN	Bridgeville	PA	Actual/360	4.630%	66,904.62	25,694.36	0.00	N/A	05/06/27	--	16,780,925.86	16,755,231.50	08/06/26
25	30312501	OF	Highlands Ranch	CO	Actual/360	4.920%	68,484.39	25,815.81	0.00	N/A	01/05/26	--	16,164,687.62	16,138,871.81	12/05/25
26	30312502	IN	Miamisburg	OH	Actual/360	5.186%	66,348.59	30,416.89	0.00	N/A	03/06/27	--	14,857,303.39	14,826,886.50	08/06/26
27	30312503	LO	Various	Various	Actual/360	5.730%	67,996.54	41,885.67	0.00	N/A	03/06/27	--	13,780,753.71	13,738,868.04	08/06/26
28	30312504	LO	Seaside	OR	Actual/360	5.060%	52,870.48	39,459.83	0.00	N/A	04/06/27	--	12,133,987.67	12,094,527.84	08/06/26
29	30312505	LO	San Carlos	CA	Actual/360	5.750%	60,684.43	28,491.40	0.00	N/A	01/05/27	--	12,256,041.49	12,227,550.09	08/05/26
30	30312506	MF	Fort Wayne	IN	Actual/360	4.000%	46,500.00	0.00	0.00	N/A	04/06/27	--	13,500,000.00	13,500,000.00	08/06/26
31	30312507	RT	Fontana	CA	Actual/360	4.490%	49,559.37	0.00	0.00	N/A	05/01/27	--	12,818,000.00	12,818,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	30312508	OF	Davie	FL	Actual/360	5.226%	43,035.10	19,196.05	0.00	N/A	05/06/27	--	9,563,001.70	9,543,805.65	08/06/26
33	30312509	OF	West Hills	CA	Actual/360	4.695%	44,472.08	0.00	0.00	N/A	05/06/27	--	11,000,000.00	11,000,000.00	08/06/26
34	30312510	MF	Chattanooga	TN	Actual/360	4.350%	34,498.54	14,784.83	0.00	N/A	06/06/27	--	9,209,844.86	9,195,060.03	08/06/26
35	30312511	RT	Huntersville	NC	Actual/360	4.700%	33,249.66	14,309.43	0.00	N/A	05/06/27	--	8,215,427.40	8,201,117.97	08/06/26
36	30312512	RT	Thorndale	PA	Actual/360	5.480%	35,463.27	14,391.79	0.00	N/A	06/01/27	--	7,515,174.33	7,500,782.54	08/01/26
37	30312513	IN	Novi	MI	Actual/360	5.130%	34,654.63	12,742.51	0.00	N/A	04/06/27	--	7,844,851.13	7,832,108.62	08/06/26
38	30312514	Various Wilmington		DE	Actual/360	5.110%	31,932.43	15,357.68	0.00	N/A	12/05/26	--	7,256,912.68	7,241,555.00	08/05/26
39	30312515	IN	West Valley City	UT	Actual/360	4.642%	26,776.66	11,860.15	0.00	N/A	04/06/27	--	6,698,722.73	6,686,862.58	08/06/26
40	30312516	LO	Ocean City	MD	Actual/360	5.220%	28,487.35	12,733.64	0.00	N/A	05/06/27	--	6,337,563.99	6,324,830.35	08/06/26
41	30312517	RT	Spring	TX	Actual/360	4.790%	26,381.37	11,875.09	0.00	N/A	04/06/27	--	6,395,914.39	6,384,039.30	08/06/26
42	30312518	RT	Various	MI	Actual/360	4.990%	24,557.64	11,904.68	0.00	N/A	05/06/27	--	5,715,141.25	5,703,236.57	08/06/26
47	30312523	IN	Dublin	OH	Actual/360	4.625%	22,841.02	10,063.91	0.00	N/A	06/06/27	--	5,735,146.89	5,725,082.98	08/06/26
48	30312524	RT	Ann Arbor	MI	Actual/360	4.816%	24,302.07	0.00	0.00	N/A	04/06/27	--	5,860,000.00	5,860,000.00	08/06/26
49	30312525	SS	Colorado Springs	CO	Actual/360	4.710%	19,605.19	10,510.67	0.00	N/A	05/06/27	--	4,833,825.47	4,823,314.80	08/06/26
50	30312526	RT	Las Vegas	NV	Actual/360	4.870%	20,774.68	9,372.89	0.00	N/A	05/06/27	--	4,953,887.95	4,944,515.06	08/06/26
51	30312527	MF	Worcester	MA	Actual/360	4.918%	19,626.32	9,889.76	0.00	N/A	03/06/27	--	4,634,375.28	4,624,485.52	08/06/26
52	30312528	RT	Nags Head	NC	Actual/360	4.860%	20,426.27	8,630.13	0.00	N/A	11/05/26	--	4,880,829.03	4,872,198.90	08/05/26
53	30312529	LO	Grand Prairie	TX	Actual/360	5.107%	20,398.65	9,487.25	0.00	N/A	05/06/27	--	4,638,486.26	4,628,999.01	08/06/26
55	30312531	RT	Plano	TX	Actual/360	5.100%	17,514.87	8,275.24	0.00	N/A	03/01/27	--	3,988,205.10	3,979,929.86	08/01/26
56	30312532	RT	San Angelo	TX	Actual/360	5.190%	10,956.90	4,949.41	0.00	N/A	05/06/27	--	2,451,665.71	2,446,716.30	08/06/26
58	30312534	MH	Yuma	AZ	Actual/360	4.920%	7,550.88	3,752.91	0.00	N/A	05/06/27	--	1,782,269.01	1,778,516.10	08/06/26
Totals							3,176,004.29	899,500.23	0.00				835,431,121.92	834,531,621.69
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	22,480,828.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	18,715,250.72	18,779,150.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	18,715,250.72	18,779,150.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	5,357,910.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,694,646.31	9,596,040.10	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,067,548.28	920,525.72	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	04/06/26	20,560,323.59	153,865.93	0.00	0.00	0.00	0.00
10	3,851,153.25	3,567,571.43	07/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,664,269.12	271,445.60	01/01/26	03/31/26	07/13/26	13,596,682.93	1,570,774.68	113,411.03	2,754,471.82	1,173,956.03	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	3,664,622.81	792,060.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,446,003.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,592,134.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,350,603.64	1,325,063.88	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,832,515.27	452,669.57	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,456,552.91	1,320,433.88	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	641,825.59	710,647.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	668,264.07	478,978.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,299,085.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,083,983.81	0.00	--	--	04/13/26	1,443,327.11	24,040.62	88,011.26	729,812.22	0.00	0.00
26	2,463,626.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	530,797.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,514,370.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,572,702.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	2,005,855.79	2,183,088.46	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,330,647.71	1,315,101.86	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	572,900.02	577,165.29	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	758,259.08	230,213.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	739,920.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	419,216.00	(129,439.32)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	707,775.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	667,775.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	777,735.19	884,051.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	459,972.26	134,832.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	803,124.86	826,254.36	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
56	323,759.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	120,230,887.63	63,015,005.51				35,600,333.63	1,748,681.23	201,422.29	3,484,284.04	1,173,956.03	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	1	12,227,550.09	3	83,341,225.29	0	0.00	0	0.00	0	0.00	4.666998%	4.649494%	6
07/17/26	0	0.00	0	0.00	0	0.00	1	12,256,041.49	3	83,424,931.13	0	0.00	0	0.00	1	27,190,298.99	4.667283%	4.649777%	7
06/17/26	0	0.00	0	0.00	1	26,403,926.28	2	28,478,943.42	2	67,321,591.07	0	0.00	0	0.00	0	0.00	4.676186%	4.658822%	8
05/15/26	0	0.00	0	0.00	1	26,461,296.99	1	12,314,546.97	2	67,378,961.78	0	0.00	0	0.00	0	0.00	4.676473%	4.659106%	9
04/17/26	0	0.00	0	0.00	1	26,522,144.09	1	12,344,571.73	2	67,439,808.88	0	0.00	0	0.00	0	0.00	4.753322%	4.736115%	9
03/17/26	0	0.00	0	0.00	1	26,578,999.91	1	12,372,486.57	2	67,496,664.70	0	0.00	0	0.00	0	0.00	4.753579%	4.736370%	10
02/18/26	0	0.00	0	0.00	1	26,646,839.47	1	12,406,179.21	2	67,564,504.26	0	0.00	0	0.00	0	0.00	4.753911%	4.736700%	11
01/16/26	0	0.00	0	0.00	1	26,703,152.19	1	12,433,790.51	2	67,620,816.98	1	6,773,193.16	0	0.00	0	0.00	4.754163%	4.736951%	12
12/17/25	0	0.00	0	0.00	1	26,759,219.65	1	12,461,265.77	2	67,676,884.44	0	0.00	0	0.00	0	0.00	4.754414%	4.737201%	13
11/18/25	0	0.00	0	0.00	1	26,818,810.86	1	12,490,590.85	2	67,736,475.65	0	0.00	0	0.00	0	0.00	4.754689%	4.737473%	14
10/20/25	0	0.00	0	0.00	1	26,874,374.58	1	12,517,786.25	2	67,792,039.37	0	0.00	0	0.00	0	0.00	4.755252%	4.738053%	15
09/17/25	0	0.00	0	0.00	1	26,933,480.36	1	12,546,841.80	1	26,933,480.36	1	6,468,148.35	0	0.00	0	0.00	4.755523%	4.738322%	16
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	30312479	06/06/25	13	5	0.00	0.00	0.00	40,917,664.79	03/20/24	7			08/08/25
13	30312486	07/05/24	24	5	113,411.03	2,754,471.82	1,672,119.37	27,709,052.13	11/16/21	7			12/29/22
25	30312501	12/05/25	7	5	88,011.26	729,812.22	14,156.14	16,353,296.67	12/22/25	7			07/09/26
Totals					201,422.29	3,484,284.04	1,686,275.51	84,980,013.59
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		83,341,225	0	0		83,341,225
0 - 6 Months		24,341,304	12,113,754	0		12,227,550
7 - 12 Months		617,388,689	617,388,689	0		0
13 - 24 Months		55,000,000	55,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		54,460,404	54,460,404	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	834,531,622	751,190,396	0	0	0	83,341,225
Jul-26	835,431,122	752,006,191	0	0	0	83,424,931
Jun-26	863,657,407	780,143,218	0	0	0	83,514,189
May-26	864,624,499	781,027,350	0	0	16,218,187	67,378,962
Apr-26	898,509,563	814,823,874	0	0	16,245,879	67,439,809
Mar-26	899,497,874	815,729,965	0	0	16,271,244	67,496,665
Feb-26	900,695,653	816,827,991	0	0	16,303,157	67,564,504
Jan-26	901,674,600	817,725,503	0	0	16,328,280	67,620,817
Dec-25	902,649,361	834,972,477	0	0	0	67,676,884
Nov-25	903,691,600	835,955,125	0	0	0	67,736,476
Oct-25	908,488,960	840,696,921	0	0	0	67,792,039
Sep-25	909,537,148	841,686,002	0	0	40,917,665	26,933,480
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	30312479	40,917,664.79	40,917,664.79	131,900,000.00	01/16/26	23,038,303.73	1.72000	--	05/06/24	I/O
13	30312486	26,284,688.69	27,709,052.13	21,650,000.00	04/28/26	243,131.38	0.47000	03/31/26	07/05/26	248
25	30312501	16,138,871.81	16,353,296.67	14,900,000.00	03/11/26	934,783.81	0.83000	12/31/25	01/05/26	249
Totals		83,341,225.29	84,980,013.59	168,450,000.00		24,216,218.92

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	30312479	OF	WA	03/20/24	7

8/11/2026 - The loan transferred to Special Servicing effective 3/20/2024 for imminent maturity default. The Loan matured on 5/6/24 and did not payoff at maturity. One of three pari passu loans. The loan is secured by 7 office buildings located in

Seattle , WA totaling 1,098,474 SF. Portfolio occupancy as of July 2026 was 50.8%. The June 2026 YTD NOI DSCR was approximately 0.80x. An October 2025 site inspection found the assets in good overall condition with most of the deferred maintenance located at Four th & Blanchard. A Receiver was appointed in March 2025. A foreclosure sale occurred on 8/8/25 where the Trust was the winning bidder. The Receiver was dismissed in November 2025. Leasing efforts to stabilize the portfolio continue. The special servicer is marketing Fourth & Blanchard for sale and will continue to evaluate the disposition strategy on the remaining six buildings.
13	30312486	OF	PA	11/16/21	7

8/11/2026 - Asset transferred to ASC from LNR Partners LLC effective June 24, 2022. The borrower indicated it no longer wanted to remain in title and cooperated with an orderly transition of title to the lender. The Special Servicer completed a

DIL trans action and took title to the property 12/29/2022. Lease amendments were executed with Pep Boys to expand their office space and extend their current lease term at One Presidential. The Amendment will expand the Tenant''s square footage by 37,848 SF from 3 5,950 SF (27.0% of NRA) to 73,798 SF (55.4% of NRA) which has increased the occupancy of the REO Property by 28.4%. The REO property is currently 90% occupied, as of 8/1/2026, and a total of 113,195 SF

(85% of NRA) of leasing has occurred during the REO h old period. The Special Servicer will continue holding the REO property to allow for a stabilized operational history to be established and additional leasing to be achieved in while the Pep

Boys construction and free rent period are ongoing.
25	30312501	OF	CO	12/22/25	7

8/11/2026 - Loan transferred to special servicing effective December 22, 2025 due to Imminent Monetary Default (Balloon/Maturity Default). The Sponsor failed to to payoff the loan on its maturity date of 1/5/2026. The Lender was the successful bidder at t he foreclosure sale on 7/1/2026. Special Servicer has engaged a property manager and is working with the property manager and leasing agent to increase occupancy at the property and finalize negotiations with a major medical tenant for 14,506 SF (11.96% N RA).

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9A1	30312480	25,664,771.51	5.27000%	25,628,052.99	5.27000%	9	09/06/20	09/06/20	11/24/20
9A1	30312480	0.00	5.27000%	0.00	5.77000%	9	08/26/24	08/26/24	10/03/24
9A2	30312481	12,357,112.45	5.27000%	12,339,433.17	5.27000%	9	09/06/20	09/06/20	11/24/20
9A2	30312481	0.00	5.27000%	0.00	5.77000%	9	08/26/24	08/26/24	10/03/24
17	30312492	19,669,971.81	5.32000%	19,638,812.31	5.32000%	8	12/16/20	12/16/20	01/15/21
18	30312493	19,807,611.29	5.52300%	19,780,235.86	5.52300%	10	09/16/20	09/16/20	12/02/20
22	30312498	9,650,000.00	4.75000%	9,650,000.00	4.75000%	10	05/11/21	02/06/21	06/09/21
23	30312499	8,650,000.00	4.75000%	8,650,000.00	4.75000%	10	05/11/21	12/06/20	06/08/21
25	30312501	0.00	4.92000%	0.00	4.92000%	8	11/10/22	11/10/22	07/10/23
29	30312505	13,947,006.00	5.75000%	13,947,006.00	5.75000%	10	08/26/21	--	08/26/21
39	30312515	0.00	4.64200%	0.00	4.64200%	10	12/05/25	12/05/25	12/29/25
40	30312516	0.00	5.22000%	0.00	5.22000%	8	06/10/25	06/10/25	07/22/25
41	30312517	0.00	4.79000%	0.00	4.79000%	8	11/17/21	06/30/20	11/17/21
43	30312519	0.00	4.81000%	0.00	4.81000%	8	06/05/20	06/05/20	07/28/20
44	30312520	6,515,589.10	5.58700%	6,515,589.10	5.58700%	8	06/01/20	06/01/20	07/06/20
46	30312522	0.00	4.83000%	0.00	4.83000%	8	09/01/20	09/01/20	11/04/20
50	30312526	5,553,643.88	4.87000%	5,546,786.13	4.87000%	8	07/31/20	07/31/20	08/28/20
54	30312530	4,547,372.86	4.83000%	4,536,543.95	4.83000%	10	10/05/20	10/05/20	01/07/21
Totals		126,363,078.90		126,232,459.51
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	30312484	01/18/24	30,217,480.33	55,260,000.00	26,625,366.72	854,229.39	26,260,115.29	25,405,885.90	4,811,594.43	0.00	164,560.35	4,647,034.08	13.66%
44	30312520	06/17/22	6,315,737.02	8,900,000.00	7,998,726.92	1,713,181.17	7,998,726.92	6,285,545.75	30,191.27	0.00	30,191.27	0.00	0.00%
45	30312521	06/17/21	6,077,904.04	6,400,000.00	6,601,407.83	1,219,571.41	6,601,407.83	5,381,836.42	696,067.62	0.00	64,716.43	631,351.19	9.78%
54	30312530	11/18/25	3,831,227.22	4,475,000.00	111,643.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			46,442,348.61	75,035,000.00	41,337,145.03	3,786,981.97	40,860,250.04	37,073,268.07	5,537,853.32	0.00	259,468.05	5,278,385.27

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	30312484	08/16/24	0.00	0.00	4,647,034.08	0.00	0.00	(164,560.35)	0.00	0.00	4,647,034.08
		01/18/24	0.00	0.00	4,811,594.43	0.00	0.00	4,811,594.43	0.00	0.00
44	30312520	04/17/24	0.00	0.00	0.00	0.00	0.00	(30,191.27)	0.00	0.00	0.00
		06/17/22	0.00	0.00	30,191.27	0.00	0.00	30,191.27	0.00	0.00
45	30312521	12/16/22	0.00	0.00	631,351.19	0.00	0.00	(61,440.18)	0.00	0.00	634,627.44
		06/17/21	0.00	0.00	696,067.62	0.00	0.00	696,067.62	0.00	0.00
54	30312530	11/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,278,385.27	0.00	0.00	5,281,661.52	0.00	0.00	5,281,661.52

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	8,808.66	0.00	0.00	0.00	0.00	181,634.65	0.00	0.00	0.00	0.00
13	0.00	0.00	5,670.97	0.00	0.00	59,419.39	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	689.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	1,185.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	165.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	6,108.68	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	704.70	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	155.62	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	386.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	226.35	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	216.88	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	295.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,979.63	0.00	2,722.14	65,528.07	0.00	181,634.65	1,303.55	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		269,168.04

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Supplemental Notes
None

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